Quarterly Results of Operations - Unaudited - Summary (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Jun. 28, 2020	Mar. 29, 2020	Dec. 29, 2019	Sep. 29, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 30, 2018	Sep. 23, 2018	Jun. 28, 2020	Jun. 30, 2019	Jun. 24, 2018
Quarterly Financial Information Disclosure [Abstract]
Revenue, net	$ 108.4	$ 113.9	$ 120.7	$ 127.7	$ 134.2	$ 141.3	$ 135.3	$ 127.4	$ 470.7	$ 538.2	$ 328.6
Cost of revenue, net	79.3	72.6	85.1	75.2	72.6	77.3	74.5	70.1	312.2	294.5	183.6
Gross profit	29.1	41.3	35.6	52.5	61.6	64.0	60.8	57.3	158.5	243.7	145.0
Net loss from continuing operations	(44.2)	(56.2)	(57.9)	(39.3)	(39.5)	(37.1)	(19.5)	(22.4)	(197.6)	(118.5)	(74.9)
Net income (loss) from discontinued operations	5.3	(3.7)	3.9	1.5	(96.4)	(190.6)	19.1	11.3	7.0	(256.6)	(205.0)
Net loss	(38.9)	(59.9)	(54.0)	(37.8)	(135.9)	(227.7)	(0.4)	(11.1)	(190.6)	(375.1)	(279.9)
Net income from discontinued operations attributable to noncontrolling interest	0.6	0.2	0.3	0.0	(0.1)	0.1	0.0	0.0	1.1	0.0	0.1
Net loss attributable to controlling interest	$ (39.5)	$ (60.1)	$ (54.3)	$ (37.8)	$ (135.8)	$ (227.8)	$ (0.4)	$ (11.1)	$ (191.7)	$ (375.1)	$ (280.0)
Basic and diluted loss per share
Continuing operations attributable to controlling interest - basic and diluted (USD per share)	$ (0.41)	$ (0.52)	$ (0.54)	$ (0.37)	$ (0.37)	$ (0.36)	$ (0.19)	$ (0.22)	$ (1.83)	$ (1.14)	$ (0.75)
Net loss attributable to controlling interest - basic and diluted (USD per share)	$ (0.36)	$ (0.56)	$ (0.50)	$ (0.35)	$ (1.28)	$ (2.20)	$ 0	$ (0.11)	$ (1.78)	$ (3.62)	$ (2.81)